Note 13 - Commitments and Contingencies - Schedule of Time Charter Arrangements (Details) $ in Thousands	Jun. 30, 2017 USD ($)
Minimum Contractual Charter for 2017	$ 182,557
Minimum Contractual Charter for 2018	218,202
Minimum Contractual Charter for 2019	138,512
Minimum Contractual Charter for 2020	110,092
Minimum Contractual Charter for 2021	101,462
Minimum Contractual Charter for 2022 and thereafter	164,623
Total	$ 915,448